SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE FOR OPERATIONS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Loss before income taxes			$ (178,525)	$ (411,654)	$ (720,409)	$ (412,971)
U.S. federal tax benefit (21%)			(85,220)	(14,759)	(67,692)	(28,455)
State tax benefit (7.5%), net of federal benefit			(30,436)	(5,271)	(19,099)	(8,028)
PRC tax benefit (25%)			56,821	(85,343)	(99,516)	(69,367)
Hong Kong tax benefit (16.5%)
Income tax expense (benefits) at statutory rate			(58,835)	(105,373)	(186,307)	(105,851)
Foreign tax rate differential
Change in valuation allowance			75,280	105,373	186,307	105,851
Other
Provision for income taxes	$ 10,445		$ 16,445
Effective tax rate			(13.21%)	0.00%
Effective tax rate					0.00%	0.00%